Note Subsequent events- Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 23, 2019
Subsequent Events
Common stock purchases			$ 127,465	$ 77,420	$ 2,202
Accelerate Share Repurchase
Subsequent Events
Stock Repurchase Program Authorized Amount		$ 75,000
Common stock purchases		$ 79,500
Treasury Stock
Subsequent Events
Common stock purchases			127,379	81,938	$ 2,202
Surplus
Subsequent Events
Common stock purchases			$ 86	$ (4,518)
Subsequent event
Subsequent Events
Stock Repurchase Program Authorized Amount						$ 250,000
Subsequent event | Accelerate Share Repurchase
Subsequent Events
Subsequent Events Date	Feb. 28, 2019
Stock Repurchase Program Authorized Amount	$ 250,000
Subsequent event | Treasury Stock | Accelerate Share Repurchase
Subsequent Events
Common stock purchases	200,000
Subsequent event | Surplus | Accelerate Share Repurchase
Subsequent Events
Common stock purchases	$ 50,000